Shareholders' Equity - Award Activity (Details) - RSUs and PSUs shares in Millions	9 Months Ended
Mar. 28, 2025 $ / shares shares
Number of Shares
Beginning balance (in shares) | shares	0.0
Converted (in shares) | shares	6.4
Granted (in shares) | shares	0.1
Issued (in shares) | shares	(0.4)
Ending balance (in shares) | shares	6.1
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per shares)	$ 0
Converted (in dollars per shares)	35.32
Granted (in dollars per shares)	54.53
Issued (in dollars per shares)	31.66
Ending balance (in dollars per shares)	35.95
Aggregate Intrinsic Value at Vest Date
Beginning balance (in dollars per shares)	0
Converted (in dollars per shares)	0
Granted (in dollars per shares)	0
Issued (in dollars per shares)	21.93
Ending balance (in dollars per shares)	$ 21.93